Shareholder Report, Holdings (Details)	Dec. 31, 2024
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Murphy Oil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | John Bean Technologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Kyndryl Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | TXNM Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Payoneer Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Murphy Oil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | John Bean Technologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Kyndryl Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | TXNM Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Payoneer Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%